Summary of significant accounting policies - Recent accounting pronouncements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed consolidated statements of operations
Net product sales	$ 9,222	$ 7,100	$ 5,179	$ 5,631	$ 3,777	$ 1,621	$ 2,052	$ 2,583	$ 27,132	$ 10,033	$ 3,792
Net product sales									us-gaap:ProductMember
Cost of goods sold									$ 14,030	11,734	5,929
Cost of goods sold									us-gaap:ProductMember
Gross profit	5,582	4,277	2,362	881	(315)	(697)	(516)	(173)	$ 13,102	(1,701)	(2,137)
Net loss attributable to common stock	$ (13,652)	$ (16,254)	$ (18,645)	$ (17,221)	$ (18,172)	$ (25,768)	$ (26,197)	$ (12,614)	$ (65,772)	$ (82,751)	$ (33,171)
Net loss per share of common stock, basic and diluted	$ (0.47)	$ (0.58)	$ (0.82)	$ (0.88)	$ (1.13)	$ (1.60)	$ (1.63)	$ (0.79)	$ (2.66)	$ (5.16)	$ (4.38)
Condensed consolidated balance sheet
Inventories	$ 11,732				$ 5,542				$ 11,732	$ 5,542
Other current assets	3,575				2,519				3,575	2,519
Total current assets	79,395				54,698				79,395	54,698
Accrued expenses	20,944				7,773				20,944	7,773
Total current liabilities	33,300				20,492				33,300	20,492
Accumulated deficit	(265,308)				(199,536)				(265,308)	(199,536)
Total liabilities and stockholders' equity	104,108				79,571				104,108	79,571
As Previously Reported
Condensed consolidated statements of operations
Net product sales									25,018	9,154
Cost of goods sold									12,391	11,437
Gross profit									12,627	(2,283)
Net loss attributable to common stock									$ (66,247)	$ (83,333)
Net loss per share of common stock, basic and diluted									$ (2.68)	$ (5.19)
Condensed consolidated balance sheet
Inventories	13,459				5,767				$ 13,459	$ 5,767
Other current assets	5,093				2,865				5,093	2,865
Total current assets	82,640				55,269				82,640	55,269
Accrued expenses	10,570				5,264				10,570	5,264
Deferred revenue	14,676				3,662				14,676	3,662
Total current liabilities	37,602				21,645				37,602	21,645
Accumulated deficit	(266,365)				(200,118)				(266,365)	(200,118)
Total liabilities and stockholders' equity	107,353				80,142				107,353	80,142
New Revenue Standard Adjustment | ASU 2014-09
Condensed consolidated statements of operations
Net product sales									2,114	879
Cost of goods sold									1,639	297
Gross profit									475	582
Net loss attributable to common stock									$ 475	$ 582
Net loss per share of common stock, basic and diluted									$ 0.02	$ 0.03
Condensed consolidated balance sheet
Inventories	(1,727)				(225)				$ (1,727)	$ (225)
Other current assets	(1,518)				(346)				(1,518)	(346)
Total current assets	(3,245)				(571)				(3,245)	(571)
Accrued expenses	10,374				2,509				10,374	2,509
Deferred revenue	(14,676)				(3,662)				(14,676)	(3,662)
Total current liabilities	(4,302)				(1,153)				(4,302)	(1,153)
Accumulated deficit	1,057				582				1,057	582
Total liabilities and stockholders' equity	(3,245)				(571)				(3,245)	(571)
As Adjusted | ASU 2014-09
Condensed consolidated statements of operations
Net product sales									27,132	10,033
Cost of goods sold									14,030	11,734
Gross profit									13,102	(1,701)
Net loss attributable to common stock									$ (65,772)	$ (82,751)
Net loss per share of common stock, basic and diluted									$ (2.66)	$ (5.16)
Condensed consolidated balance sheet
Inventories	11,732				5,542				$ 11,732	$ 5,542
Other current assets	3,575				2,519				3,575	2,519
Total current assets	79,395				54,698				79,395	54,698
Accrued expenses	20,944				7,773				20,944	7,773
Total current liabilities	33,300				20,492				33,300	20,492
Accumulated deficit	(265,308)				(199,536)				(265,308)	(199,536)
Total liabilities and stockholders' equity	$ 104,108				$ 79,571				$ 104,108	$ 79,571